Guggenheim Ultra Short Duration Fund Expense Example - Class R6 Shares [Member] - Guggenheim Ultra Short Duration Fund - Class R6	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	$ 487